S-K 1602, SPAC Registered Offerings	Jul. 25, 2025 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We will have 18 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate an initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	18 months
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we have not completed our initial business combination within the completion window or we do not otherwise seek shareholder approval to amend our amended and restated memorandum and articles of association to further extend the time to complete our initial business combination, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, subject to applicable law and certain conditions as further described herein.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we are unable to complete our initial business combination within 18 months from the closing of this offering
De-SPAC Consummation Timeframe, Possible Extensions	18
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Combination Criteria

Consistent with our business strategy, we have identified the following general and non-exclusive criteria and guidelines that we believe are important in evaluating prospective target businesses. We intend to use these criteria and guidelines in evaluating initial business combination opportunities, although we may enter into our initial business combination with target business or businesses that do not strictly meet any or all of these criteria and guidelines.

•        Exceptional Management Teams.    We will be focusing on seasoned blue-chip management teams comprised of industry leaders which are public ready and have demonstrated a history of driving growth for the company and delivering on operational and financial metrics for investors. To the extent we believe it will enhance shareholder value, we would seek to selectively supplement the existing management team of the business with proven leaders and executives from our network.

•        Capabilities to leverage the compelling market trends in Asian markets.    We will target one or more businesses that have gained sustainable competitive advantages, demonstrated potential for strong growth in the future, and have significant opportunities in and/or synergies with Asian markets. We believe this approach will enable us to effectively leverage our strong network to identify attractive opportunities and that the larger market capitalization and public float of the resulting company will be more attractive to our investors.

•        Large addressable market and high growth prospects.    We intend to focus on companies with fundamentally sound business models today, that operate in a large underlying addressable market with strong tail winds that we believe will support significant growth and superior returns over time. This would include companies with embedded or underexploited growth opportunities or those that may benefit from capital infusion to execute on from synergistic add-on acquisitions, increased production capacity, expense reductions, technology upgrades and increased operating leverage.

•        Resilient financial profiles.    We will prioritize companies that are appropriately capitalized today, and in a strong liquidity position to continue to operate the business. Capital infusions tied to the business combination would look to augment operational metrics and growth.

•        Potential to further improve with expertise and partnership.    Our management team has a history of accelerating growth of companies with strong historical performance. We believe our team’s experience in our target sectors and network of industry contacts have the potential to generate opportunities to enhance the financial and operational efficiencies of the target businesses, through identifiable catalysts that could transform the value of these investments, and potentially offer an attractive return for our shareholders.

•        Targets which are public ready and would benefit from access to the public capital markets.    We intend to seek targets that have robust corporate governance, with existing reporting polices that would exemplify preparedness for the scrutiny of public markets, and that would benefit from being a public company with an increased public profile, and increased access to a more diversified pool of capital.

These criteria are not intended to be exhaustive. We will also utilize our operational and capital allocation experience. Any evaluation relating to the merits of a particular initial business combination may be based on these general guidelines as well as other considerations, factors, and criteria that our management may deem relevant. In evaluating a prospective target business, we expect to conduct a due diligence review which may encompass, among other things, meetings with incumbent management and employees, document reviews, interviews of customers and suppliers, inspections of facilities, as well as reviewing financial and other information which will be made available to us.

SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Should we seek to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit to the number of extensions that we may seek. If we determine not to extend, or fail to obtain shareholder approval to extend, the time period to consummate our initial business combination, and the time to consummate our initial business combination expires, our co-sponsors’ investment in our founder shares and the warrants will be worthless.
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the $113,750,000 in gross proceeds we receive from this offering and the sale of the private placement units described in this prospectus, or $130,580,000 if the underwriters’ over-allotment option is exercised in full, $110,000,000 ($10.00 per unit), or $126,500,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit), will be deposited into a trust account with Odyssey Stock Transfer & Trust Company acting as trustee, after deducting $2,200,000 (or $2,530,000 if the overallotment option is exercised in full) in underwriting discounts and commissions payable upon the closing of this offering and an aggregate of $1,550,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds held in the trust account will be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations, and (no later than 18 months after the closing of this offering) will be held as cash or cash items, including in demand deposit accounts. Additionally, when we determine (no later than 18 months after the closing of this offering) to hold the funds in the trust account as cash or in demand deposit accounts, the amount of interest we may receive would likely be less than this amount.

We expect that the interest earned on the trust account will be sufficient to pay income taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for permitted withdrawals, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, and (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association to modify the substance or timing of our obligation to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 113,750,000
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

(i)     duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

(ii)    duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

(iii)   directors should not improperly fetter the exercise of future discretion;

(iv)   duty to exercise powers fairly as between different sections of shareholders;

(v)    duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

(vi)   duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings.

Mr. Li, currently the sole member of the advisory board, and any future members of the advisory board are not subject to any of the fiduciary duties described above. Other than transactions disclosed herein, Mr. Li has no contractual or other obligations to perform specific duties or avoid conflicts of interest in his capacity as a member of the advisory board.

Each of our officers and directors and advisory board members presently has, and any of them in the future may have additional, fiduciary or contractual obligations to another entity pursuant to which such officer, director or advisory board member is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our officers, directors or advisory board members becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, subject to their fiduciary duties under Cayman Islands law. In particular, certain members of our management team have served and/or currently serve as officers and directors of other SPACs. As a result, our co-sponsors, officers, and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other blank check company with which they may become involved. Members of our management team have complete discretion, subject to applicable fiduciary duties, as to which blank check company they choose to pursue a business combination and the order in which they pursue business combinations for any of their existing or future blank check companies. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. However, particularly considering that other SPACs of which members of our management have served as officers or directors have either consummated their business combinations or entered into a definitive agreement in relation thereto, we do not believe that the fiduciary duties or contractual obligations of our officers, directors or advisory board members will materially affect our ability to complete our initial business combination.

We may engage CBC Securities to provide financial advisory services in connection with our initial business combination. If CBC Securities provides services to us after this offering, we may pay CBC Securities fair and reasonable fees that would be determined at that time. Any fees we may pay CBC Securities for services rendered to us after this offering may be contingent on the completion of a business combination and may be paid in a form other than cash. Houston Li, our Chief Operating Officer, is an associate at CBC Securities.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Position	Entity	Entity’s Business	Affiliation with Entity
Shibin Wang	Chief Executive Officer and Chairman of the Board	Chenghe Acquisition II Co.	Blank check company	Chief Executive Officer and Chairman of the Board
		Hong Kong Digital Asset Ex Ltd.	Digital Asset Exchange	Chief Business Officer
Lyle Wang	Chief Financial Officer and Director	Chenghe Acquisition II Co.	Blank check company	Chief Financial Officer and Director
Houston Li	Chief Operating Officer	CBC Securities	Capital investment	Associate
Kwan Sun	Independent director nominee	Chenghe Acquisition II Co.	Blank check company	Director
		Semilux International Ltd	Technology	Director
Qingjian Wang	Independent director nominee	Jabez Capital Unlimited	Capital investment	Director

Currently, Mr. Ningrong Liu does not owe any fiduciary duties, or otherwise have any contractual obligations to any other entity.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors and advisory board members are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Our co-sponsors, officers, directors and advisory board members have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and public shares in connection with the completion of our initial business combination. Additionally, our co-sponsors, officers, directors and advisory board members have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares if we fail to complete our initial business combination within the prescribed time frame. If we do not complete our initial business combination within the prescribed time frame, the private placement warrants will expire worthless. Furthermore, our co-sponsors, officers, directors and advisory board members have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) six months after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our initial business combination, the founder shares will be released from the lockup. The private placement warrants (including the Class A ordinary shares issuable upon exercise of the private placement warrants) will not be transferable until 30 days following the completion of our initial business combination. Because each of our officers, director nominees and advisory board members will own ordinary shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our officers and directors and advisory board members may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors or advisory board members, as the case may be, was included by a target business as a condition to any agreement with respect to our initial business combination.

We are not prohibited from pursuing an initial business combination with a business combination target that is affiliated with our co-sponsors, officers or directors or advisory board members or completing the business combination through a joint venture or other form of shared ownership with our co-sponsors, officers or directors or advisory board members. In the event we seek to complete our initial business combination with a business combination target that is affiliated with our co-sponsors, officers or directors or advisory board members, we, or a committee of independent directors, would obtain an opinion from an independent investment banking which is a member of FINRA or a valuation or appraisal firm, that such initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context. Furthermore, in no event will our co-sponsors, any of our existing officers or directors, or advisory board members or any of their respective affiliates, be paid by the company any finder’s fee, consulting fee or other compensation prior to, or for any services they render in order to effectuate, the completion of our initial business combination. Further, commencing on the date on which our securities are first listed on Nasdaq, we will also pay Cayman Sponsor $15,000 per month for office space, utilities, and secretarial and administrative services provided to us pursuant to a services agreement.

We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our co-sponsors, officers and directors have agreed to vote their founder shares, and they and the other members of our management team have agreed to vote their founder shares and any shares purchased during or after the offering in favor of our initial business combination (except that any public shares such parties may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act would not be voted in favor of approving the proposed business combination).

We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (which interest shall be net of permitted withdrawals), divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters.

Our initial shareholders, co-sponsors, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares and public shares they hold in connection with the completion of our initial business combination. Unlike many special purpose acquisition companies that hold shareholder votes and conduct proxy solicitations in conjunction with their initial business combinations and provide for related redemptions of public shares for cash upon completion of such initial business combinations even when a vote is not required by law, if a shareholder vote is not required by law and we do not decide to hold a shareholder vote for business or other legal reasons, we will, pursuant to our amended and restated memorandum and articles of association, conduct the redemptions pursuant to the tender offer rules of the SEC, and file tender offer documents with the SEC prior to completing our initial business combination. Our amended and restated memorandum and articles of association require these tender offer documents to contain substantially the same financial and other information about our initial business combination and the redemption rights as is required under the SEC’s proxy rules. If, however, a shareholder approval of the transaction is required by law, or we decide to obtain shareholder approval for business or other legal reasons, we will, like many special purpose acquisition companies, offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If we seek shareholder approval, we will complete our initial business combination only if we receive the approval of an ordinary resolution under our amended and restated memorandum and articles of association and Cayman Islands law, which is a resolution passed by a simple majority of the shareholders as, being entitled to do so, vote at a general meeting of the company and includes a unanimous written resolution. However, the participation of our co-sponsors, officers, directors, advisors or their affiliates in privately-negotiated transactions (as described in this prospectus), if any, could result in the approval of our initial business combination even if a majority of our public shareholders vote, or indicate their intention to vote, against such initial business combination. For purposes of seeking approval of an ordinary resolution, non-votes will have no effect on the approval of our initial business combination once a quorum is obtained. Our amended and restated memorandum and articles of association require that at least five days’ notice will be given of any general meeting.

If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our memorandum and articles of association provide that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to Excess Shares, without our prior consent. However, we would not be restricting our shareholders’ ability to vote all of their shares (including Excess Shares) for or against our initial business combination. Our shareholders’ inability to redeem the Excess Shares will reduce their influence over our ability to complete our initial business combination, and such shareholders could suffer a material loss in their investment if they sell such Excess Shares on the open market. Additionally, such shareholders will not receive redemption distributions with respect to the Excess Shares if we complete our initial business combination. And, as a result, such shareholders will continue to hold that number of shares exceeding 20% and, in order to dispose such shares would be required to sell their shares in open market transactions, potentially at a loss.

If we seek shareholder approval in connection with our initial business combination, our initial shareholders, co-sponsors, officers and directors have agreed to vote their founder shares, private placement securities and any public shares purchased during or after this offering in favor of our initial business combination (except that any public shares such parties may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act would not be voted in favor of approving the proposed business combination). As a result, in addition to our initial shareholders’ founder shares and private placement securities, we would need 3,479,167, or approximately 31.6% of the 11,000,000 public shares sold in this offering to be voted in favor of an initial business combination in order to have our initial business combination approved (assuming all outstanding shares are voted, the over-allotment option is not exercised and applicable law does not require approval by a greater majority than an ordinary resolution). Assuming that the holders of only one-third of our issued and outstanding ordinary shares are present in person or by proxy, representing a quorum under our amended and restated memorandum and articles of association, and all such shares held by our initial shareholders are voted, we would not need any of the 11,000,000 public shares sold in this offering to be voted in favor of an initial business combination in order to have our initial business combination approved (assuming the overallotment option is not exercised and applicable law does not require approval by a higher threshold than an ordinary resolution). Additionally, each public shareholder may elect to redeem their public shares irrespective of whether they vote for or against or abstain from voting on the proposed transaction or whether they were a public shareholder on the record date for the general meeting held to approve the proposed transaction.

Pursuant to our amended and restated memorandum and articles of association, if we are unable to complete our initial business combination within the completion window, we will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (which interest shall be net of permitted withdrawals and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, liquidate and dissolve, subject in each case to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. Our initial shareholders have entered into agreements with us, pursuant to which they have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares and private placement shares if we fail to complete our initial business combination within the completion window. However, if our initial shareholders or management team acquire public shares in or after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to complete our initial business combination within the prescribed time period.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of March 31, 2025
Offering Price of $10.00	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.08	$6.43	$3.57	$5.40	$4.60	$3.53	$6.47	$(0.90)	$10.90
Assuming No Exercise of Over-Allotment Option
$7.07	$6.42	$3.58	$5.38	$4.62	$3.52	$6.48	$(0.90)	$10.90

SPAC Offering Forepart, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our co-sponsors and their affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our co-sponsors or their affiliates:

	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Cayman Sponsor	2,364,667 Class B ordinary shares (up to 308,435 shares of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised)(4)

$25,000 paid by Cayman Sponsor (after which, Delaware Sponsor paid Cayman Sponsor $11,112 for 1,852,000 founder shares, resulting in an aggregate of $13,888 being paid by Cayman Sponsor for the founder shares)

	50,000 private placement units (whether or not the underwriters’ over-allotment option is exercised in full) to be purchased simultaneously with the closing of this offering	$500,000 (whether or not the underwriters’ over-allotment option is exercised in full)
	$15,000 per month, commencing on the first date on which our securities are listed on Nasdaq	Office space, administrative and shared personnel support services
	Up to $300,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Expenses incurred in connection with identifying, investigating and completing an initial business combination
	Up to $1,500,000 in working capital loans, which loans may be convertible into units of the post-business combination entity at the price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an initial business combination
Delaware Sponsor	1,852,000 Class B ordinary shares (up to 241,565 shares of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised)	$11,112
	215,000 private placement units (or 231,500 private placement units if the underwriters’ over-allotment option is exercised in full) to be purchased simultaneously with the closing of this offering	$2,150,000 (or $2,315,000 if the underwriters’ over-allotment option is exercised in full)
CBC Securities(6)	$52,000	Underwriting compensation(5)
Co-sponsors, officers or directors, or our or their affiliates	Finder’s, advisory, consulting or success fees	Payment for any services they render in order to effectuate the completion of our initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

____________

(1)      Of the Class B ordinary shares, the sponsor non-managing members own, indirectly through the purchase of non-managing membership interests, an aggregate of up to 1,852,000 Class B ordinary shares, which were purchased for $0.006 per share.

(2)     The sponsor non-managing members have expressed an interest in purchasing all of the interest in Delaware Sponsor reflecting an interest in an aggregate of 215,000 private placement units (or 231,500 private placement units if the underwriters’ over-allotment option is exercised in full) at a price of $10.00 per interest for an aggregate purchase price of $2,150,000 (or $2,315,000 if the underwriters’ over-allotment option is exercised in full) in a private placement that will close simultaneously with the closing of this offering.

(3)      Subject to each sponsor non-managing member purchasing the non-managing membership interests in Delaware Sponsor reflecting interests in an aggregate of up to 1,610,435 founder shares (or 1,852,000 founder shares if the underwriters’ over-allotment option is exercised in full) held by Delaware Sponsor.

(4)      The Class B ordinary shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares may result in material dilution to our public shareholders due to the nominal price of approximately $0.006 per share at which our co-sponsors purchased the Class B ordinary shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Our co-sponsors, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. See “Risk Factors — Risks Relating to our Securities — The nominal purchase price paid by our co-sponsors for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination and our co-sponsors are likely to make a substantial profit on their investment in us in the event we consummate an initial business combination, even if the trading price of our ordinary shares materially declines”, “— Risks Relating to our Securities — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the founder shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks”, and “— Our co-sponsors paid an aggregate of $25,000, or approximately $0.006 per founder share, and, accordingly, you will experience immediate and substantial dilution from our co-sponsors’ purchase of our Class B ordinary shares”.

(5)      The breakdown for the total compensation is as follows: $50,000 for a structuring services fee and an estimated $2,000 in underwriting commissions.

(6)      We may also engage CBC Securities to provide financial advisory services in connection with our initial business combination. If CBC Securities provides services to us after this offering, we may pay CBC Securities fair and reasonable fees that would be determined at that time. Any fees we may pay CBC Securities for services rendered to us after this offering may be contingent on the completion of a business combination and may be paid in a form other than cash. Houston Li, our Chief Operating Officer, is an associate at CBC Securities.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our co-sponsors and their affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our co-sponsors or their affiliates:

	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Cayman Sponsor	2,364,667 Class B ordinary shares (up to 308,435 shares of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised)(4)

$25,000 paid by Cayman Sponsor (after which, Delaware Sponsor paid Cayman Sponsor $11,112 for 1,852,000 founder shares, resulting in an aggregate of $13,888 being paid by Cayman Sponsor for the founder shares)

	50,000 private placement units (whether or not the underwriters’ over-allotment option is exercised in full) to be purchased simultaneously with the closing of this offering	$500,000 (whether or not the underwriters’ over-allotment option is exercised in full)
	$15,000 per month, commencing on the first date on which our securities are listed on Nasdaq	Office space, administrative and shared personnel support services
	Up to $300,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Expenses incurred in connection with identifying, investigating and completing an initial business combination
	Up to $1,500,000 in working capital loans, which loans may be convertible into units of the post-business combination entity at the price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an initial business combination
Delaware Sponsor	1,852,000 Class B ordinary shares (up to 241,565 shares of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised)(1)(3)(4)	$11,112
	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
	215,000 private placement units (or 231,500 private placement units if the underwriters’ over-allotment option is exercised in full) to be purchased simultaneously with the closing of this offering(2)	$2,150,000 (or $2,315,000 if the underwriters’ over-allotment option is exercised in full)
CBC Securities(6)	$52,000	Underwriting compensation(5)
Co-sponsors, officers or director, or our or their affiliates	Finder’s, advisory, consulting or success fees	Payment for any services they render in order to effectuate the completion of our initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.08)	(0.08)	(0.08)	(0.08)	(0.08)	(0.08)	(0.08)	(0.08)	(0.08)	(0.08)
Increase attributable to public shareholders	7.15	7.16	6.50	6.51	5.46	5.48	3.60	3.61	(0.82)	(0.82)
Pro forms net tangible book value after this offering and the sale of the private placement shares	7.07	7.08	6.42	6.43	5.38	5.40	3.52	3.53	(0.90)	(0.90)
Dilution to public shareholders	$2.93	$2.92	$3.58	$3.57	$4.62	$4.60	$6.48	$6.47	$10.90	$10.90
Percentage of dilution to public shareholders	29.30%	29.20%	35.80%	35.70%	46.20%	46.00%	64.80%	64.70%	109.100%	109.00%

The pro forma net tangible book value per share after the offering is calculated as follows:

	No Redemption		25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering	$(357,935)	$(357,935)	$(357,935)	$(357,935)	$(357,935)	$(357,935)	$(357,935)	$(357,935)	$(357,935)	$(357,935)
Net proceeds from this offering and the sale of the private placement units(1)	110,920,000	127,420,000	110,920,000	127,420,000	110,920,000	127,420,000	110,920,000	127,420,000	110,920,000	127,420,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	330,711	330,711	330,711	330,711	330,711	330,711	330,711	330,711	330,711	330,711
Less: Deferred underwriting commissions	(4,400,000)	(5,060,000)	(4,400,000)	(5,060,000)	(4,400,000)	(5,060,000)	(4,400,000)	(5,060,000)	(4,400,000)	(5,060,000)
Less: Over-allotment liability	(116,500)	—	(116,500)	—	(116,500)	—	(116,500)	—	(116,500)	—
Less: Amounts paid for redemptions(2)	—	—	(27,500,000)	(31,625,000)	(55,000,000)	(63,250,000)	(82,500,000)	(94,875,000)	(110,000,000)	(126,500,000)
Total	106,376,276	122,332,776	78,876,276	90,707,776	51,376,276	59,082,776	23,876,276	27,547,776	(3,623,724)	(4,167,224)

Denominator:
Ordinary shares outstanding prior to this offering	4,216,667	4,216,667	4,216,667	4,216,667	4,216,667	4,216,667	4,216,667	4,216,667	4,216,667	4,216,667
Ordinary shares forfeited if over-allotment is not exercised	(550,000)	—	(550,000)	—	(550,000)	—	(550,000)	—	(550,000)	—
Ordinary shares offered	11,000,000	12,650,000	11,000,000	12,650,000	11,000,000	12,650,000	11,000,000	12,650,000	11,000,000	12,650,000
Private placement shares	375,000	408,000	375,000	408,000	375,000	408,000	375,000	408,000	375,000	408,000
Less: Ordinary shares redeemed	—	—	(2,750,000)	(3,162,500)	(5,500,000)	(6,325,000)	(8,250,000)	(9,487,500)	(11,000,000)	(12,650,000)
Total	15,041,667	17,274,667	12,291,667	14,112,667	9,541,667	10,949,667	6,791,667	7,787,167	4,041,667	4,624,667

(1)     Expenses applied against gross proceeds include offering expenses of approximately $630,000 and underwriting commissions of $2,200,000 (or $2,530,000 if the over-allotment option is exercised in full) (excluding deferred underwriting commissions). See “Use of Proceeds.”

(2)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our co-sponsors, initial shareholders, directors, executive officers, advisors or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”